CONSOLIDATED BALANCE SHEET DETAIL (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 451,049	$ 353,001
Less: accumulated depreciation and amortization	(152,091)	(51,693)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	139,197	139,197
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	56,476	49,724
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	52,383	51,882
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 202,993	$ 112,198